COMPUTATION OF LOSS PER SHARE (Details Narrative) - shares	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities	98,178	91,261	98,178	113,761	91,261	53,675	8,891
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities			902,113		902,113
Common Stock Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities				902,113		902,113
Pre Funded Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities							561,111
Options and Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities							56,000